Schedule of Inventories (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Inventory Disclosure [Abstract]
Finished Goods	$ 859,710	$ 6,691,607	$ 5,037,965
Inventory write-down	(45,979)	(358,432)
Total Inventories	$ 813,731	$ 6,333,175	$ 5,037,965